Summary of Condensed Balance Sheet (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 17,456,245	$ 17,832,991
Amounts due from subsidiaries and VIE	34,020	33,745
TOTAL ASSETS	34,693,595	36,323,083
Amounts due to related parties	58,571	52,936
TOTAL LIABILITIES	15,499,648	14,824,526
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	3,186	3,090
Additional paid-in capital	19,492,001	19,055,297
Statutory reserve	745,590	745,590
Accumulated profits	453,320	3,389,754
Accumulated other comprehensive loss	(1,500,150)	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	19,193,947	21,498,557	$ 25,606,227	$ 26,954,242
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	95,454	231,694
Deferred expenses	16,375	49,125
Prepayment and other current assets		70,000
Investment in subsidiaries and VIE	15,466,740	17,358,111
TOTAL ASSETS	19,371,169	21,500,664
Note payable	100,115
Accrued expenses	70,000
TOTAL LIABILITIES	177,222	2,107
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	3,186	3,090
Additional paid-in capital	19,492,001	19,055,297
Statutory reserve	745,590	745,590
Accumulated profits	453,320	3,389,754
Accumulated other comprehensive loss	(1,500,150)	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	19,193,947	21,498,557
Parent Company [Member] | Reportable Legal Entities [Member] | Subsidiaries And VIE [Member]
Current assets:
Amounts due from subsidiaries and VIE	3,792,600	3,791,734
Parent Company [Member] | Reportable Legal Entities [Member] | Related Party [Member]
Current assets:
Amounts due to related parties	$ 7,107	$ 2,107